UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
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Form 13F File Number:     028-11708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Benjamin Cable
           --------------------------------------------------
Title:     Chief Operating Officer
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Phone:     212-756-3560
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Signature, Place, and Date of Signing:

       /s/ Benjamin Cable          New York, New York              11/16/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        42,642

                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                               FORM 13F INFORMATION TABLE

           COLUMN 1             COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
                                                         VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED     NONE
--------------              --------------   --------   ------- ---------- --------  ----------  --------   ------------------------
BLOCKBUSTER INC             CL A             093679108  13,023  12,170,683  SH          SOLE              12,170,683

BLUEFLY INC                 COM NEW          096227301   5,196   3,038,625  SH          SOLE               3,038,625

CHRISTOPHER & BANKS CORP    COM              171046105     799     118,082  SH          SOLE                 118,082

CROCS INC                   COM              227046109   2,161     325,000  SH          SOLE                 325,000

DOMINOS PIZZA INC           COM              25754A201     421      47,587  SH          SOLE                  47,587

GAIAM INC                   CL A             36268Q103  17,913   2,566,323  SH          SOLE               2,566,323

GREAT WOLF RESORTS INC      COM              391523107     177      49,463  SH          SOLE                  49,463

LIBERTY MEDIA CORP NEW      INT COM SER A    53071M104     823      75,000  SH          SOLE                  75,000

LIZ CLAIBORNE INC           COM              539320101     247      50,000  SH          SOLE                  50,000

MULTIMEDIA GAMES INC        COM              625453105     784     153,105  SH          SOLE                 153,105

NEW YORK & CO INC           COM              649295102     241      47,050  SH          SOLE                  47,050

RED ROBIN GOURMET BURGERS
IN                          COM              75689M101     204      10,000  SH          SOLE                  10,000

SEARS HLDGS CORP            COM              812350106     653      10,000  SH          SOLE                  10,000

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